Sequential Quarterly Product Sales - 2016	6 Months Ended
Jun. 30, 2018
Sequential Quarterly Product Sales - 2016
Sequential Quarterly Product Sales - 2016

10   SEQUENTIAL QUARTERLY PRODUCT SALES – 2016 (Unreviewed*)

The table below provides an analysis of sequential quarterly Product Sales, with Actual and CER growth rates reflecting quarter-on-quarter growth.

	Q1 2016	Actual	CER	Q2 2016	Actual	CER	Q3 2016	Actual	CER	Q4 2016	Actual	CER
	$m	%	%	$m	%	%	$m	%	%	$m	%	%
Oncology
Tagrisso	51	183	200	92	80	82	133	45	44	147	11	11
Iressa	135	5	5	135	—	(2)	125	(7)	(8)	118	(6)	(4)
Lynparza	44	22	22	54	23	23	58	7	7	62	7	9
Legacy:
Faslodex	190	3	3	211	11	9	207	(2)	(2)	222	7	9
Zoladex	178	(10)	(8)	204	15	8	199	(2)	(2)	235	18	11
Arimidex	57	(5)	(5)	62	9	7	56	(10)	(13)	57	2	5
Casodex	62	(2)	(6)	63	2	—	62	(2)	(5)	60	(3)	(2)
Others	21	(22)	(22)	27	29	12	27	—	4	29	7	—
Total Oncology	738	3	3	848	15	12	867	2	2	930	7	7
CVRM
Brilinta	181	4	5	214	18	16	208	(3)	(2)	236	13	15
Farxiga	165	9	10	211	28	26	220	4	4	239	9	9
Onglyza	211	10	12	191	(9)	(11)	169	(12)	(11)	149	(12)	(11)
Bydureon	135	(13)	(16)	156	16	14	145	(7)	(6)	142	(2)	(1)
Byetta	62	(14)	(14)	76	23	21	61	(20)	(19)	55	(10)	(10)
Symlin	5	(64)	(64)	10	n/m	n/m	11	10	10	14	27	27
Legacy:
Crestor	1,156	(13)	(13)	926	(20)	(21)	688	(26)	(26)	631	(8)	(7)
Seloken/Toprol-XL	185	16	11	189	2	—	185	(2)	(2)	178	(4)	(2)
Atacand	71	(17)	(15)	89	25	22	74	(17)	(19)	81	9	14
Others	121	(9)	(16)	106	(12)	(11)	84	(21)	(19)	86	2	—
Total CVRM	2,292	(7)	(7)	2,168	(5)	(7)	1,845	(15)	(15)	1,811	(2)	(1)
Respiratory
Symbicort	749	(13)	(12)	803	7	6	697	(13)	(13)	740	6	8
Pulmicort	310	13	14	239	(23)	(23)	224	(6)	(6)	288	29	31
Daliresp/Daxas	31	(3)	(3)	40	29	29	42	5	5	41	(2)	(2)
Tudorza/Eklira	39	(17)	(17)	48	23	21	47	(2)	—	36	(23)	(23)
Duaklir	13	8	8	17	31	31	14	(18)	(18)	19	36	43
Bevespi	—	—	—	—	—	—	—	—	—	3	n/m	n/m
Others	65	—	(3)	79	22	18	86	9	12	83	(3)	1
Total Respiratory	1,207	(6)	(6)	1,226	2	1	1,110	(9)	(9)	1,210	9	10
Other
Nexium	463	(18)	(18)	562	21	20	516	(8)	(9)	491	(5)	(4)
Synagis	244	(11)	(11)	27	(89)	(89)	104	n/m	n/m	302	n/m	n/m
Losec/Prilosec	75	(3)	(4)	70	(7)	(9)	72	3	4	59	(18)	(17)
Seroquel XR	202	(16)	(16)	225	11	11	190	(16)	(16)	118	(38)	(37)
Movantik/Moventig	17	13	13	23	35	35	25	9	9	26	4	4
FluMist/Fluenz	5	(97)	(97)	6	20	20	26	n/m	n/m	67	n/m	n/m
Others	322	(15)	(7)	314	(2)	(4)	270	(14)	(16)	246	(9)	(8)
Total Other	1,328	(24)	(22)	1,227	(8)	(9)	1,203	(2)	(3)	1,309	9	10

TOTAL PRODUCT SALES	5,565	(10)	(10)	5,469	(2)	(3)	5,025	(8)	(8)	5,260	5	6